Financial Instruments and Risk Management - Schedule of Sensitivity Analysis (Details) - Currency Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ZIG Local Currency [Member]
Schedule of Sensitivity Analysis [Line Items]
Strengthening	$ 55	$ 49
Weakening	(55)	(49)
ZAR Local Currency [Member]
Schedule of Sensitivity Analysis [Line Items]
Strengthening	63	45
Weakening	$ (63)	$ (45)